Financial Instruments Not Carried at Fair Value (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Investments:
Mortgage loans, net of allowance	$ 8,396	$ 7,270
Policy loans	993	992
Liabilities
Short-term debt	400	660
Long-term debt	707	709
Level 2 [Member]
Liabilities
Long-term debt	934	1,060
Level 3 [Member]
Liabilities
Investment contracts	25,822	21,742
Short-term debt	400	660
Long-term debt	7	9
Mortgage loans held-for-investment [Member] | Level 3 [Member]
Investments:
Investments	8,462	7,616
Policy loans [Member] | Level 3 [Member]
Investments:
Investments	993	992
Other [Member] | Level 3 [Member]
Investments:
Investments	71	60
Fair Value [Member]
Liabilities
Investment contracts	25,822	21,742
Short-term debt	400	660
Long-term debt	941	1,069
Fair Value [Member] | Mortgage loans held-for-investment [Member]
Investments:
Investments	8,462	7,616
Fair Value [Member] | Policy loans [Member]
Investments:
Investments	993	992
Fair Value [Member] | Other [Member]
Investments:
Investments	71	60
Carrying Value [Member]
Liabilities
Investment contracts	27,301	23,470
Short-term debt	400	660
Long-term debt	707	709
Carrying Value [Member] | Mortgage loans held-for-investment [Member]
Investments:
Mortgage loans, net of allowance	8,396	7,270
Carrying Value [Member] | Policy loans [Member]
Investments:
Policy loans	993	992
Carrying Value [Member] | Other [Member]
Investments:
Other investments	$ 71	$ 60